CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 3,325	$ 18,398	$ 12,057
Adjustments to reconcile net income to net cash provided by operating activities:
Allowance for doubtful accounts	5,153	477	3,597
Loss on disposals of property, plant and equipment	103	37	454
Depreciation	6,850	4,400	2,918
Change in fair value of foreign currency forward contract	18	(28)	15
Amortization of intangible assets	6,058	2,677	875
Amortization of land use right	71
Impairment of trademarks and trade names	5,515
Earnings in equity method investment	(23)
Non-cash interest income		(34)	(187)
Share-based compensation expenses	11,064	5,656	4,001
Change in fair value of contingent consideration	(659)	1,824	1,194
Changes in operating assets and liabilities, net of effects of business acquisitions:
Accounts receivable	(12,278)	(12,405)	(18,871)
Prepaid expenses and other current assets	(1,374)	(2,565)	184
Income tax receivable			438
Loan receivable from related party and other assets	(697)	2,170	(481)
Accounts payable	(3,459)	216	230
Deferred revenue	632
Accrued merger related costs	8,465
Accrued expenses and other payables	8,136	6,036	818
Government grant liabilities	(45)	(2,851)	2,566
Income taxes payable	1,615	390	1,592
Other taxes payable	2,636	394	569
Deferred taxes	(4,781)	(469)	(447)
Net cash provided by operating activities	36,325	24,323	11,522
Cash flows from investing activities:
Increase in term deposits	(1,908)	(21,681)
Purchase of short-term investment	(1,764)
Purchase of property, plant and equipment	(5,600)	(7,691)	(5,782)
Purchase of building and property	(15,633)
Payment of success fee related to business acquisition		(450)
Increase in restricted cash	(3,022)	(836)	(8)
Payments for business acquisitions (net of cash acquired of $533, $457 and $1,482 in 2010, 2011 and 2012, respectively)	(9,554)	(7,716)	(8,541)
Cash received from merger with VanceInfo	31,717
Net cash used in investing activities	(5,764)	(38,374)	(14,331)
Cash flows from financing activities:
Proceeds from short-term bank borrowings			40,000
Repayment of short-term bank borrowings	(477)	(40,000)
Proceeds from issuance of common shares upon initial public offering (net of issuance costs of $ 8,633 paid)			66,376
Proceeds from follow-on offering (net of issuance costs of $9 paid)			13,078
Payment of initial public offering expenses			(3,816)
Cash received from share subscription receivables			1
Proceeds from issuance of common shares for share based compensation	1,988	5,291	538
Capital contribution from non-controlling interest		909
Deferred and contingent consideration paid for business acquisitions	(3,047)	(11,710)
Payment of principal amount under capital lease obligations		(136)	(174)
Net cash provided by (used in) by financing activities	(1,536)	(45,646)	116,003
Effect of exchange rate changes	833	3,660	1,857
Net increase (decrease) in cash	29,858	(56,037)	115,051
Cash at beginning of year	113,856	169,893	54,842
Cash at end of year	143,714	113,856	169,893
Supplemental information on non-cash investing and financing activities:
Shares issuance for business acquisition	326,778		471
Payable for business acquisition	51,419	18,552	8,444
Payable for capital lease obligations			136
Dividend distribution	1,181
Supplemental cash flow information:
Interest paid		69	11
Income taxes paid	$ 4,278	$ 1,458	$ 730